BASIS OF PREPARATION AND PRESENTATION	6 Months Ended
Jun. 30, 2024
Basis of Preparation of Financial Statements
BASIS OF PREPARATION AND PRESENTATION	BASIS OF PREPARATION AND PRESENTATION These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and should be read in conjunction with the fiscal year 2023 audited consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023, previously filed with the United States Securities and Exchange Commission on March 21, 2024 (“2023 audited consolidated financial statements”).